UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Springhouse Capital Management, LP
Address: 520 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Gaines
Title:
Phone:     212 319-2570

Signature, Place, and Date of Signing:

     Brian Gaines     New York, NY     August 07, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $326,310 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFORDABLE RESIDENTIAL CMTYS   COM              008273104  1661.95   154600 SH       SOLE                   154600        0        0
AMERICAN EXPRESS CO            CALL             025816909     2661    50000 SH  CALL SOLE                        0        0    50000
ARK RESTAURANTS CORP           COM              040712101     3516   124799 SH       SOLE                   124799        0        0
BLUE COAT SYSTEMS INC          COM NEW          09534T508     6669   395566 SH       SOLE                   395566        0        0
CELEBRATE EXPRESS INC          COM              15100A104     7063   542921 SH       SOLE                   542921        0        0
CHIPMOS TECH BERMUDA LTD       SHS              G2110R106    31747  5399254 SH       SOLE                  5399254        0        0
COMSTOCK HOMEBUILDING COS IN   CL A             205684103     7974  1259816 SH       SOLE                  1259816        0        0
DELL INC                       CALL             24702R901    21398   874800 SH  CALL SOLE                        0        0   874800
DOMINION HOMES INC             COM              257386102      494    55275 SH       SOLE                    55275        0        0
ECC CAPITAL CORP               COM              26826M108     1318  1080600 SH       SOLE                  1080600        0        0
EDUCATE INC                    COM              28138P100     3768   491960 SH       SOLE                   491960        0        0
EFJ INC                        COM              26843B101      395    65753 SH       SOLE                    65753        0        0
FINISH LINE INC                CL A             317923100     4361   368700 SH       SOLE                   368700        0        0
GATEWAY INC                    COM              367626108      285   150000 SH       SOLE                   150000        0        0
GREENFIELD ONLINE INC          COM              395150105    11726  1582466 SH       SOLE                  1582466        0        0
INVESTOOLS INC                 COM              46145P103    33826  4260266 SH       SOLE                  4260266        0        0
LEAR CORP                      COM              521865105    19233   866000 SH       SOLE                   866000        0        0
LEVITT CORP                    CL A             52742P108    18027  1133800 SH       SOLE                  1133800        0        0
M D C HLDGS INC                COM              552676108     9244   177400 SH       SOLE                   177400        0        0
MICROSOFT CORP                 CALL             594918904    32993  1416000 SH  CALL SOLE                        0        0  1416000
PHOTOMEDEX INC                 COM              719358103      919   585452 SH       SOLE                   585452        0        0
PLANETOUT INC                  COM              727058109     8303  1186273 SH       SOLE                  1186273        0        0
SAFENET INC                    COM              78645R107     1495    84403 SH       SOLE                    84403        0        0
TARRAGON CORP                  COM              876287103     8301   599417 SH       SOLE                   599417        0        0
TUESDAY MORNING CORP           COM NEW          899035505     2367   180000 SH       SOLE                   180000        0        0
UNIVERSAL STAINLESS & ALLOY    COM              913837100      561    19200 SH       SOLE                    19200        0        0
WAL MART STORES INC            CALL             931142903     4817   100000 SH  CALL SOLE                        0        0   100000
WAL MART STORES INC            CALL             931142903    15652   241900 SH  CALL SOLE                        0        0   241900
WAL MART STORES INC            CALL             931142903    52260  1084900 SH  CALL SOLE                        0        0  1084900
WAL MART STORES INC            CALL             931142903     9634   200000 SH  CALL SOLE                        0        0   200000
ZIPREALTY INC                  COM              98974V107     3637   428995 SH       SOLE                   428995        0        0